Subsequent Events (Details) - Major business combination [member] - shares	1 Months Ended
	Feb. 20, 2019	Jan. 31, 2019	Jan. 22, 2019
Statement Line Items [Line Items]
Options cancellation	1,586,048
Warrant description			The Company signed agreements with several investors from the Nasdaq public offering (See Note 13(e)) to exchange the Series B warrants that entitled the investors to purchase 245,490 ADSs for nominal exercise price that weren't registered with the U.S. Securities and Exchange Commission, with fully vested warrants to purchase up to 306,863 ADSs that include a mechanism for cashless exerciser. As of the date of the approval of the financial statements, a total of 141,754 ADSs are issuable upon the exercise of 28,629 Series B warrants and 113,125 Series B exchange (cashless) warrants.
Share purchase agreement, description		The Company signed a non-binding letter of intent (LOI) for the acquisition of a fast-growing Israeli company in the business proxy network solution industry. Under the terms of the LOI, the Company will purchase all of the purchased company's issued and outstanding shares. The expected payment for the transaction is $9.7 million, which will be paid in a combination of equity and cash. The consideration may include an additional earn-out payment in 2020, subject to the level of increase of the purchased company's sales during 2019 compared to 2018.